Balance Sheets (Unaudited) (Parenthetical) - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accumulated amortization, equipment for Lease	$ 11,435	$ 0
Accumulated amortization, patent and trademarks	299,220	292,587	$ 258,294
Accumulated amortization, capitalized software costs	$ 5,011	$ 0	$ 0
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, authorized	675,000,000	675,000,000	675,000,000
Common stock, issued	112,920,804	111,893,779	102,553,706
Common stock, outstanding	112,570,264	111,543,239	102,203,166
Treasury stock, shares	350,540	350,540	350,540
Series A Convertible Preferred Stock [Member]
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, authorized	37,564,767	37,564,767	37,564,767
Preferred stock, issued	0	0	304,778
Preferred stock, outstanding	0	0	304,778
Series B Convertible Preferred Stock [Member]
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, authorized	85	85	85
Preferred stock, issued	0.85	0.85	0.85
Preferred stock, outstanding	0.85	0.85	0.85